Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Key management personnel (towards rent deposits)
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 8	₨ 8
Other related parties
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	106	148
Amounts payable, related party transactions	₨ 80	₨ 14